Reporting and Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Income taxes	$ 719.0	$ 842.4	$ 1,446.3
Interest	228.9	224.0	206.0
Operating lease liabilities	$ 82.5	$ 88.6	$ 86.5